Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend Income Fund
June 30, 2023
ZMI-NPRT1-0823
1.9884228.106
Domestic Equity Funds - 6.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	807	11,268
Fidelity Series Commodity Strategy Fund (a)	69	6,651
Fidelity Series Large Cap Growth Index Fund (a)	409	7,123
Fidelity Series Large Cap Stock Fund (a)	415	7,835
Fidelity Series Large Cap Value Index Fund (a)	1,005	14,548
Fidelity Series Small Cap Core Fund (a)	3	35
Fidelity Series Small Cap Opportunities Fund (a)	276	3,555
Fidelity Series Value Discovery Fund (a)	363	5,376
TOTAL DOMESTIC EQUITY FUNDS (Cost $50,215)		56,391

International Equity Funds - 12.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	449	6,397
Fidelity Series Emerging Markets Fund (a)	1,037	8,613
Fidelity Series Emerging Markets Opportunities Fund (a)	2,043	34,630
Fidelity Series International Growth Fund (a)	907	14,897
Fidelity Series International Index Fund (a)	539	6,187
Fidelity Series International Small Cap Fund (a)	285	4,619
Fidelity Series International Value Fund (a)	1,346	14,889
Fidelity Series Overseas Fund (a)	1,188	14,902
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $97,601)		105,134

Bond Funds - 71.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	18,582	175,226
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	677	5,351
Fidelity Series Corporate Bond Fund (a)	8,082	73,141
Fidelity Series Emerging Markets Debt Fund (a)	623	4,608
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	165	1,547
Fidelity Series Floating Rate High Income Fund (a)	100	897
Fidelity Series Government Bond Index Fund (a)	11,639	106,727
Fidelity Series High Income Fund (a)	585	4,794
Fidelity Series International Credit Fund (a)	7	53
Fidelity Series International Developed Markets Bond Index Fund (a)	4,079	34,998
Fidelity Series Investment Grade Bond Fund (a)	10,946	108,914
Fidelity Series Investment Grade Securitized Fund (a)	8,326	74,098
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,633	33,911
Fidelity Series Real Estate Income Fund (a)	134	1,280
TOTAL BOND FUNDS (Cost $647,604)		625,545

Short-Term Funds - 10.6%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.17% (a)(b)	19,921	19,921
Fidelity Series Short-Term Credit Fund (a)	1,700	16,337
Fidelity Series Treasury Bill Index Fund (a)	5,762	57,273
TOTAL SHORT-TERM FUNDS (Cost $93,729)		93,531

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $889,149)	880,601
NET OTHER ASSETS (LIABILITIES) - 0.0%	4
NET ASSETS - 100.0%	880,605

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	163,255	14,312	1,240	-	17	(1,118)	175,226
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,015	480	33	1	-	(111)	5,351
Fidelity Series Blue Chip Growth Fund	10,399	1,197	2,062	-	191	1,543	11,268
Fidelity Series Canada Fund	5,948	568	360	-	8	233	6,397
Fidelity Series Commodity Strategy Fund	6,000	857	41	-	(2)	(163)	6,651
Fidelity Series Corporate Bond Fund	67,683	6,961	734	706	3	(772)	73,141
Fidelity Series Emerging Markets Debt Fund	4,185	461	71	67	-	33	4,608
Fidelity Series Emerging Markets Debt Local Currency Fund	1,416	105	18	-	1	43	1,547
Fidelity Series Emerging Markets Fund	6,056	2,776	414	-	6	189	8,613
Fidelity Series Emerging Markets Opportunities Fund	34,000	806	1,184	-	38	970	34,630
Fidelity Series Floating Rate High Income Fund	806	90	8	19	-	9	897
Fidelity Series Government Bond Index Fund	99,500	10,329	958	686	(1)	(2,143)	106,727
Fidelity Series Government Money Market Fund 5.17%	18,411	1,734	224	243	-	-	19,921
Fidelity Series High Income Fund	4,368	448	29	69	-	7	4,794
Fidelity Series International Credit Fund	53	-	-	-	-	-	53
Fidelity Series International Developed Markets Bond Index Fund	32,657	3,318	570	459	5	(412)	34,998
Fidelity Series International Growth Fund	13,804	1,024	511	-	7	573	14,897
Fidelity Series International Index Fund	5,723	544	270	-	7	183	6,187
Fidelity Series International Small Cap Fund	4,491	315	250	-	3	60	4,619
Fidelity Series International Value Fund	13,768	1,316	801	-	29	577	14,889
Fidelity Series Investment Grade Bond Fund	101,721	9,761	1,086	1,034	2	(1,484)	108,914
Fidelity Series Investment Grade Securitized Fund	69,776	6,473	1,094	673	(3)	(1,054)	74,098
Fidelity Series Large Cap Growth Index Fund	6,571	785	1,066	18	56	777	7,123
Fidelity Series Large Cap Stock Fund	7,230	919	846	-	37	495	7,835
Fidelity Series Large Cap Value Index Fund	13,513	1,928	1,502	-	30	579	14,548
Fidelity Series Long-Term Treasury Bond Index Fund	31,701	3,427	204	244	(5)	(1,008)	33,911
Fidelity Series Overseas Fund	13,791	1,053	583	-	12	629	14,902
Fidelity Series Real Estate Income Fund	1,494	136	362	23	(29)	41	1,280
Fidelity Series Short-Term Credit Fund	15,101	1,420	115	107	1	(70)	16,337
Fidelity Series Small Cap Core Fund	85	-	48	-	(1)	(1)	35
Fidelity Series Small Cap Opportunities Fund	3,292	377	303	-	5	184	3,555
Fidelity Series Treasury Bill Index Fund	53,173	4,961	808	686	(1)	(52)	57,273
Fidelity Series Value Discovery Fund	4,935	768	480	-	2	151	5,376
	819,921	79,649	18,275	5,035	418	(1,112)	880,601

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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